Investment Securities - Investment Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	$ 44,974	[1]	$ 38,920	[1]
Held-to-maturity securities, Unrealized Gains	362		205
Held-to-maturity securities, Unrealized Losses Other-than-Temporary			(1)
Held-to-maturity securities, Unrealized Losses Other	(196)		(756)
Held-to-maturity securities, fair value	45,140		38,368
U.S. Treasury and Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	2,717		3,114
Held-to-maturity securities, Unrealized Gains	15		5
Held-to-maturity securities, Unrealized Losses Other	(18)		(79)
Held-to-maturity securities, fair value	2,714		3,040
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	42,204		35,671
Held-to-maturity securities, Unrealized Gains	335		187
Held-to-maturity securities, Unrealized Losses Other	(176)		(665)
Held-to-maturity securities, fair value	42,363		35,193
Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	1		1
Held-to-maturity securities, fair value	1		1
Asset-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	13
Held-to-maturity securities, fair value	24
Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Unrealized Gains	7		9
Held-to-maturity securities, fair value	7		9
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	13		16
Held-to-maturity securities, Unrealized Gains	4		4
Held-to-maturity securities, Unrealized Losses Other-than-Temporary			(1)
Held-to-maturity securities, Unrealized Losses Other			(1)
Held-to-maturity securities, fair value	17		18
Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	9		12
Held-to-maturity securities, Unrealized Gains	1
Held-to-maturity securities, Unrealized Losses Other	(1)
Held-to-maturity securities, fair value	9		12
Obligations of Foreign Governments [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	9		7
Held-to-maturity securities, fair value	9		7
Other Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	21		99
Held-to-maturity securities, Unrealized Losses Other	(1)		(11)
Held-to-maturity securities, fair value	$ 20		$ 88

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.